Average Annual Total Returns - Class A C S I N T Shares - Janus Henderson Small-Mid Cap Value Fund	Class A Return Before Taxes 1 Year		Class A Return Before Taxes 5 Years		Class A Return Before Taxes Since Inception		Class A Return Before Taxes Inception Date		Class A Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class A Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class A Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class A Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class A Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class A Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class C Return Before Taxes 1 Year		Class C Return Before Taxes 5 Years		Class C Return Before Taxes Since Inception		Class C Return Before Taxes Inception Date		Class C Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class C Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class C Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class C Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class C Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class C Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class S Return Before Taxes 1 Year	Class S Return Before Taxes 5 Years	Class S Return Before Taxes Since Inception	Class S Return Before Taxes Inception Date	Class S Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class S Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class S Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class S Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class S Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class S Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes Since Inception	Class I Return Before Taxes Inception Date	Class I Return After Taxes on Distributions 1 Year	Class I Return After Taxes on Distributions 5 Years	Class I Return After Taxes on Distributions Since Inception	Class I Return After Taxes on Distributions Inception Date	Class I Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class I Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class I Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Class I Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class I Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class I Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class I Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class I Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class I Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class N Return Before Taxes 1 Year	Class N Return Before Taxes 5 Years	Class N Return Before Taxes Since Inception	Class N Return Before Taxes Inception Date	Class N Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class N Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class N Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class N Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class N Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class N Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class T Return Before Taxes 1 Year	Class T Return Before Taxes 5 Years	Class T Return Before Taxes Since Inception	Class T Return Before Taxes Inception Date	Class T Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class T Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class T Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class T Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class T Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class T Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception
Total	19.33%	[1]	8.42%	[1]	10.63%	[1]	Dec. 15, 2011	[1]	23.56%	7.18%	12.11%	26.26%	8.20%	13.21%	24.58%	[2]	8.83%	[2]	10.58%	[2]	Dec. 15, 2011	[2]	23.56%	7.18%	12.11%	26.26%	8.20%	13.21%	26.90%	9.74%	11.38%	Dec. 15, 2011	23.56%	7.18%	12.11%	26.26%	8.20%	13.21%	26.89%	9.98%	11.77%	Dec. 15, 2011	23.93%	7.84%	9.56%	Dec. 15, 2011	18.00%	7.53%	8.98%	Dec. 15, 2011	23.56%	7.18%	12.11%	26.26%	8.20%	13.21%	27.09%	10.00%	11.67%	Dec. 15, 2011	23.56%	7.18%	12.11%	26.26%	8.20%	13.21%	26.72%	9.86%	11.59%	Dec. 15, 2011	23.56%	7.18%	12.11%	26.26%	8.20%	13.21%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.